Dividend Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends paid - aggregate	$ 40,084	$ 31,871	$ 19,711
Preferred stock shares outstanding	4,000	4,540	4,540
Installment 3 - FY 2012
Dividends Payable, Date Declared	Nov. 09, 2012
Dividends per share	$ 0.05
Dividends paid - aggregate			$ 2,410
Dividends Payable, Date to be Paid	Jan. 04, 2013
Dividends paid to common stockholders			2,026
Dividends Payable, Date of Record	Dec. 19, 2012
Installment 4 - FY 2012
Dividends Payable, Date Declared	Feb. 07, 2013
Dividends per share	$ 0.05
Dividends paid - aggregate			4,172
Dividends Payable, Date to be Paid	Apr. 04, 2013
Dividends paid to common stockholders			3,788
Dividends Payable, Date of Record	Mar. 19, 2013
Installment 1 - FY 2013
Dividends Payable, Date Declared	Apr. 30, 2013
Dividends per share	$ 0.05
Dividends paid - aggregate			5,816
Dividends Payable, Date to be Paid	Jul. 03, 2013
Dividends paid to common stockholders			5,432
Dividends Payable, Date of Record	Jun. 19, 2013
Installment 2 - FY 2013
Dividends Payable, Date Declared	Aug. 14, 2013
Dividends per share	$ 0.05
Dividends paid - aggregate			7,115
Dividends Payable, Date to be Paid	Oct. 02, 2013
Dividends paid to common stockholders			$ 6,731
Dividends Payable, Date of Record	Sep. 18, 2013
Installment 3 - FY 2013
Dividends Payable, Date Declared	Nov. 08, 2013
Dividends per share	$ 0.05
Dividends paid - aggregate		$ 7,220
Dividends Payable, Date to be Paid	Jan. 07, 2014
Dividends paid to common stockholders		6,836
Dividends Payable, Date of Record	Dec. 19, 2013
Installment 4 - FY 2013
Dividends Payable, Date Declared	Feb. 07, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate		7,967
Dividends Payable, Date to be Paid	Apr. 08, 2014
Dividends paid to common stockholders		7,583
Dividends Payable, Date of Record	Mar. 19, 2014
Installment 1 - FY 2014
Dividends Payable, Date Declared	May 09, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate		7,967
Dividends Payable, Date to be Paid	Jul. 03, 2014
Dividends paid to common stockholders		7,583
Dividends Payable, Date of Record	Jun. 17, 2014
Installment 2 - FY 2014
Dividends Payable, Date Declared	Aug. 11, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate		7,967
Dividends Payable, Date to be Paid	Oct. 02, 2014
Dividends paid to common stockholders		$ 7,583
Dividends Payable, Date of Record	Sep. 17, 2014
Installment 3 - FY 2014
Dividends Payable, Date Declared	Oct. 31, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,967
Dividends Payable, Date to be Paid	Jan. 06, 2015
Dividends paid to common stockholders	$ 7,583
Dividends Payable, Date of Record	Dec. 17, 2014
Installment 4 - FY 2014
Dividends Payable, Date Declared	Feb. 06, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,977
Dividends Payable, Date to be Paid	Apr. 02, 2015
Dividends paid to common stockholders	$ 7,593
Dividends Payable, Date of Record	Mar. 18, 2015
Installment 1 - FY 2015
Dividends Payable, Date Declared	May 11, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,986
Dividends Payable, Date to be Paid	Jul. 02, 2015
Dividends paid to common stockholders	$ 7,602
Dividends Payable, Date of Record	Jun. 18, 2015
Installment 2 - FY 2015
Dividends Payable, Date Declared	Aug. 13, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,922
Dividends Payable, Date to be Paid	Sep. 24, 2015
Dividends paid to common stockholders	$ 7,538
Dividends Payable, Date of Record	Sep. 18, 2015
Installment 3 - FY 2015
Dividends Payable, Date Declared	Nov. 06, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,873
Dividends Payable, Date to be Paid	Dec. 23, 2015
Dividends paid to common stockholders	$ 7,489
Dividends Payable, Date of Record	Dec. 17, 2015
Series C Preferred Stock
Preferred stock shares outstanding	1,000	1,000	1,000
Holder of the Series B and Series D Preferred Stock
Dividends paid to preferred stockholders	$ 359
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2012
Dividends paid to preferred stockholders			$ 384
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2012
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2013
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2013
Dividends paid to preferred stockholders			$ 384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2013
Dividends paid to preferred stockholders		$ 384
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2013
Dividends paid to preferred stockholders		384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2014
Dividends paid to preferred stockholders		384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2014
Dividends paid to preferred stockholders		$ 384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2014
Dividends paid to preferred stockholders	384
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2014
Dividends paid to preferred stockholders	384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2015
Dividends paid to preferred stockholders	384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2015
Dividends paid to preferred stockholders	384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2015
Dividends paid to preferred stockholders	$ 384